Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	1 year	1 year
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term	5 years	5 years
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	20 years	20 years	20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years	10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment	10 years	10 years	10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment		$ 301.4
Impairment loss recognized			$ 423.5